Income Tax Expense	12 Months Ended
Jun. 30, 2023
Income Tax Expense
Income Tax Expense

Note 7 - Income Tax Expense

There is no provision for income taxes because the Group has historically incurred operating losses and maintains a full valuation allowance against its net deferred tax assets.

The Group’s loss before provision for income taxes for the years ended June 30, 2023,2022 and 2021 was generated in Australia.

As a result, any material income tax results arise in foreign jurisdictions.

A reconciliation of the statutory income tax rate to the Group’s effective income tax rate is as follows:

	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
Tax at the statutory tax rate of 30%	(36,411)	(38,263)	(18,928)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
State tax	(2,133)	—	—
Foreign tax rate differential	2,610	563	321
Non-deductible items	(370)	6,778	3,389
Current year tax losses and temporary difference not recognized	36,304	30,902	15,207
Effective income tax	—	(20)	(11)

Net deferred tax assets as of June 30, 2023 and 2022 consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022
	$’000	$’000
Deferred tax assets
Unused tax losses	93,777	62,717
Employee entitlements	4,356	1,294
Warranties	1,896	1,571
Lease liabilities	8,833	8,871
Other	4,788	3,987
Total deferred tax assets	113,650	78,440

Deferred tax liabilities
Right of use assets	(6,847)	(7,392)
Total deferred tax liabilities	(6,847)	(7,392)
Valuation allowance applied	(106,803)	(71,048)
Net deferred tax assets	—	—

	As of	As of
	June 30, 2023	June 30, 2022
	$’000	$’000
Changes in deferred taxation allowance
Opening balance – July 1	(71,048)	(44,584)
(Increase) in deferred tax assets (excluding losses)	(35,755)	(25,901)
Other movements including foreign currency and rate differential	—	(563)
Valuation allowance on tax losses	(106,803)	(71,048)

The Group has recognized a full valuation allowance for tax losses carried forward as of June 30, 2023, and 2022.

The Group’s historical tax losses predominantly arose in Australia. At June 30, 2023 there are $283.7 million (2022: $197.8 million; 2021: $107.9 million) available indefinitely for offsetting against future taxable profits of the companies in which the losses arose, subject to certain tests being met. The losses are subject to confirmation with taxing authorities and the lodgment and finalization of income tax returns. The actual losses available on lodgment of these returns may be different. The future use is also uncertain due to Group operations, continuity of ownership limitations, tax law changes and compliance with existing tax law. Consequently, a full valuation allowance has been recorded.

The Group files income tax returns in a number of jurisdictions including the United States, the Netherlands and Australia. Income tax returns for all jurisdictions except the Netherlands have been filed for the period ending June 30, 2022. Additionally, the Group has not filed income tax returns for the Netherlands relating to period June 2019 and June 2020, however, does not expect any material amendments, penalties, or interest to be incurred as a result of this late filing for the June 30, 2021, 2020 and 2019 year ends.